Guardian Capital Dividend Growth Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
1
Common Stocks — 98.88% Shares Fair Value
Canada — 6.85%
Communications — 2.40%
BCE, Inc. 5,162 $ 203,251
TELUS Corp. 19,751 351,501
554,752
Energy — 0.96%
Canadian Natural Resources Ltd. 3,408 223,292
Financials — 3.49%
Royal Bank of Canada 7,987 807,760
Total Canada 1,585,804
Denmark — 3.15%
Health Care — 3.15%
Novo Nordisk A/S - ADR 7,020 726,219
Total Denmark 726,219
France — 10.24%
Consumer Discretionary — 1.50%
LVMH Moet Hennessy Louis Vuitton S.A. - ADR 2,131 346,181
Energy — 3.63%
TotalEnergies S.E. - ADR 12,452 839,016
Financials — 1.93%
AXA S.A. 13,700 446,029
Health Care — 0.82%
Sanofi - ADR 3,830 190,466
Industrials — 2.36%
Schneider Electric S.E. - ADR 13,574 546,082
Total France 2,367,774
Germany — 2.08%
Financials — 2.08%
Allianz S.E. 1,800 480,802
Total Germany 480,802
Ireland — 3.61%
Technology — 3.61%
Accenture PLC, Class A 2,372 832,359
Total Ireland 832,359
Netherlands — 6.13%
Technology — 6.13%
ASML Holding N.V. 868 657,007
Wolters Kluwer N.V. - ADR 5,350 762,407
Total Netherlands 1,41 9,414

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
2
Common Stocks — 98.88%(continued) Shares Fair Value
Switzerland — 3.37%
Consumer Staples — 3.37%
Nestle S.A. - ADR 6,742 $ 779,577
Total Switzerland 779,577
United Kingdom — 3.58%
Consumer Staples — 1.00%
Unilever PLC - ADR 4,784 231,928
Health Care — 2.58%
AstraZeneca PLC - ADR 8,878 597,933
Total United Kingdom 829,861
United States — 59.87%
Consumer Discretionary — 4.46%
Home Depot, Inc. (The) 1,502 520,518
McDonald's Corp. 1,727 512,073
1,032,591
Consumer Staples — 5.96%
Costco Wholesale Corp. 1,581 1,043,587
Procter & Gamble Co. (The) 2,292 335,870
1,379,457
Energy — 7.39%
EOG Resources, Inc. 1,734 209,727
Shell PLC - ADR 10,651 700,836
Williams Cos., Inc. (The) 22,943 799,105
1,709,668
Financials — 1.73%
Hartford Financial Services Group, Inc. (The) 4,993 401,337
Health Care — 7.89%
AbbVie, Inc. 2,491 386,030
Amgen, Inc. 773 222,639
Johnson & Johnson 4,031 631,819
UnitedHealth Group, Inc. 1,114 586,488
1,826,976
Industrials — 7.23%
Illinois Tool Works, Inc. 778 203,789
Republic Services, Inc. 4,113 678,275
W.W. Grainger, Inc. 293 242,806
Waste Management, Inc. 3,061 548,225
1,673,095
Materials — 1.88%
Air Products & Chemicals, Inc. 1,586 434,247
Real Estate — 1.00%
Equinix, Inc. 286 230,342
Technology — 21.18%
Apple, Inc. 7,575 1,458,415

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
3
Common Stocks — 98.88%(continued) Shares Fair Value
United States — 59.87% (continued)
Technology — 21.18% (continued)
Broadcom, Inc. 1,307 $ 1,458,938
MasterCard, Inc., Class A 1,326 565,552
Microsoft Corp. 3,779 1,421,055
4,903,960
Utilities — 1.15%
WEC Energy Group, Inc. 3,166 266,482
Total United States 13,858,155
Total  Common Stocks
  (Cost $15,450,856) 22,879,965
Money Market Funds - 0.86%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio,
Institutional Class, 5.20%
(a)
200,042 200,042
Total Money Market Funds
    (Cost $200,042) 200,042
Total Investments — 99.74%
    (Cost $15,650,898) 23,080,007
Other Assets in Excess of Liabilities  —  0.26% 60,210
Net Assets — 100.00% $ 23,140,217
(a) Rate disclosed is the seven day effective yield as of December 31, 2023.
ADR - American Depositary Receipt

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
Common Stocks — 98.59% Shares Fair Value
China — 3.16%
Consumer Discretionary — 3.16%
Yum China Holdings, Inc. 64,820 $ 2,750,313
Total China 2,750,313
Denmark — 13.42%
Health Care — 8.05%
Coloplast A/S, Class B 6,629 757,958
Novo Nordisk A/S, Class B 60,410 6,246,062
7,004,020
Materials — 5.37%
Chr. Hansen Holdings A/S 29,141 2,443,735
Novozymes A/S, Class B 40,434 2,222,376
4,666,111
Total Denmark 11,670,131
France — 10.95%
Consumer Staples — 3.82%
L'Oréal S.A. 6,684 3,325,397
Health Care — 7.13%
EssilorLuxottica S.A. 30,927 6,200,422
Total France 9,525,819
Ireland — 5.20%
Technology — 5.20%
Accenture PLC, Class A 12,898 4,526,037
Total Ireland 4,526,037
Japan — 2.08%
Industrials — 2.08%
Keyence Corp. 4,100 1,806,518
Total Japan 1,806,518
Switzerland — 3.33%
Consumer Staples — 3.33%
Nestle S.A. 24,958 2,893,488
Total Switzerland 2,893,488
United Kingdom — 5.66%
Consumer Staples — 2.68%
Reckitt Benckiser Group PLC 33,788 2,334,574
Industrials — 2.98%
Intertek Group PLC
(a)
47,843 2,589,669
Total United Kingdom 4,924,243
United States — 54.79%
Communications — 11.30%
Alphabet, Inc., Class A
(a)
37,383 5,222,031

Guardian Capital Fundamental Global Equity Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Common Stocks — 98.59%(continued) Shares Fair Value
United States — 54.79% (continued)
Communications — 11.30% (continued)
Booking Holdings, Inc.
(a)
1,298 $ 4,604,292
9,826,323
Consumer Discretionary — 4.20%
Nike, Inc., Class B 33,631 3,651,317
Consumer Staples — 3.93%
Colgate-Palmolive Co. 42,776 3,409,674
Financials — 6.87%
CME Group, Inc. 28,382 5,977,249
Health Care — 9.64%
Illumina, Inc.
(a)
14,563 2,027,752
UnitedHealth Group, Inc. 7,168 3,773,737
Waters Corp.
(a)
7,839 2,580,834
8,382,323
Technology — 18.85%
Automatic Data Processing, Inc. 12,278 2,860,406
MarketAxess Holdings, Inc. 13,089 3,833,114
MasterCard, Inc., Class A 11,378 4,852,830
Microsoft Corp. 8,497 3,195,212
Verisk Analytics, Inc. 6,889 1,645,507
16,387,069
Total United States 47,633,955
Total  Common Stocks
  (Cost $72,639,212) 85,730,504
Money Market Funds - 1.00%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio,
Institutional Class, 5.21%
(b)
869,075 869,075
Total Money Market Funds
    (Cost $869,075) 869,075
Total Investments — 99.59%
    (Cost $73,508,287) 86,599,579
Other Assets in Excess of Liabilities  —  0.41% 359,019
Net Assets — 100.00% $ 86,958,598
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of December 31, 2023.

Alta Quality Growth Fund
Schedule of Investments
December 31, 2023 - (Unaudited)
Common Stocks — 99.31% Shares Fair Value
Ireland — 7.42%
Health Care — 3.38%
ICON PLC
(a)
7,800 $ 2,207,945
Technology — 4.04%
Accenture PLC, Class A 7,550 2,649,370
Total Ireland 4,857,315
United States — 91.89%
Communications — 14.92%
Alphabet, Inc., Class A
(a)
31,950 4,463,096
Booking Holdings, Inc.
(a)
650 2,305,693
Take-Two Interactive Software, Inc.
(a)
8,500 1,368,075
Walt Disney Co. (The) 18,000 1,625,220
9,762,084
Consumer Discretionary — 12.58%
Amazon.com, Inc.
(a)
8,865 1,346,948
Home Depot, Inc. (The) 8,500 2,945,675
Restaurant Brands International, Inc. 25,000 1,953,250
TJX Companies, Inc. (The) 21,200 1,988,772
8,234,645
Consumer Staples — 2.70%
Dollar General Corp. 13,000 1,767,350
Financials — 3.25%
Markel Corp.
(a)
1,500 2,129,850
Health Care — 9.06%
Thermo Fisher Scientific, Inc. 3,850 2,043,542
UnitedHealth Group, Inc. 3,650 1,921,616
Zoetis, Inc., Class A 9,950 1,963,832
5,928,990
Industrials — 5.21%
Amphenol Corp., Class A 21,300 2,111,469
Raytheon Technologies Corp. 15,400 1,295,756
3,407,225
Materials — 2.17%
Sherwin-Williams Co. (The) 4,550 1,419,145
Technology — 42.00%
Adobe Systems, Inc.
(a)
4,700 2,804,020
Apple, Inc. 18,800 3,619,564
Autodesk, Inc.
(a)
8,800 2,142,624
Broadridge Financial Solutions, Inc. 6,600 1,357,950
Fiserv, Inc.
(a)
17,150 2,278,206
Intuit, Inc. 3,100 1,937,593
MasterCard, Inc., Class A 5,350 2,281,828
Microsoft Corp. 10,450 3,929,618
PayPal Holdings, Inc.
(a)
22,500 1,381,725

Alta Quality Growth Fund
Schedule of Investments (continued)
December 31, 2023 - (Unaudited)
Common Stocks — 99.31%(continued) Shares Fair Value
United States — 91.89% (continued)
Technology — 42.00% (continued)
S&P Global, Inc. 3,900 $ 1,718,028
Visa, Inc., Class A 7,700 2,004,695
Zebra Technologies Corp., Class A
(a)
7,400 2,022,642
27,478,493
Total United States 60,127,782
Total Common Stocks/ Investments — 99.31%
    (Cost $46,766,970) 64,985,097
Other Assets in Excess of Liabilities  —  0.69% 449,650
Net Assets — 100.00% $ 65,434,747
(a) Non-income producing security.